Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized income (loss) on available-for-sale securities, tax effects	$ 5,728	$ (5,728)
Reclassification adjustment of available-for-sale securities, tax effects
Parent Company [Member]
Net unrealized income (loss) on available-for-sale securities, tax effects	5,728	(5,728)
Reclassification adjustment of available-for-sale securities, tax effects